Note 5 - Loans, Net of Allowance for Credit Losses	6 Months Ended
Apr. 30, 2023
Statement Line Items [Line Items]
Disclosure of loans and advances to customers [text block]
5.	Loans, net of allowance for credit losses:

The Bank organizes its lending portfolio into the following four broad asset categories: Point-of-Sale Loans and Leases, Commercial Real Estate Mortgages, Commercial Real Estate Loans, and Public Sector and Other Financing. These categories have been established in the Bank’s proprietary, internally developed asset management system and have been designed to catalogue individual lending assets as a function primarily of their key risk drivers, the nature of the underlying collateral, and the applicable market segment.

The Point-of-Sale Loans and Leases (“POS Financing”) asset category is comprised of Point of Sale Loan and Lease Receivables acquired from the Bank’s broad network of origination and servicing partners in Canada and the US as well as Warehouse Loans that provide bridge financing to the Bank’s origination and servicing partners for the purpose of accumulating and seasoning practical volumes of individual loans and leases prior to the Bank purchasing the cashflow receivables derived from same.

The Commercial Real Estate Mortgages (“CRE Mortgages”) asset category is comprised primarily of Residential; Construction, Term, Insured and Land Mortgages. All of these loans are business-to-business loans with the underlying credit risk exposure being primarily consumer in nature given that the vast majority of the loans are related to properties that are designated primarily for residential use. The portfolio benefits from diversity in its underlying security in the form of a broad range of such collateral properties.

The Commercial Real Estate Loans (“CRE Loans”) asset category is comprised primarily of Condominium Corporation Financing loans.

The Public Sector and Other Financing (“PSOF”) asset category is comprised primarily of Public Sector Loans and Leases, a small balance of Corporate Loans and Leases and Single Family Residential Conventional and Insured Mortgages.

Summary of loans and allowance for credit losses:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2023	2022	2022

Point-of-sale loans and leases	$2,538,917	$2,220,894	$1,610,336
Commercial real estate mortgages	807,828	710,369	782,274
Commercial real estate loans	11,996	13,165	14,065
Public sector and other financing	46,350	35,452	35,529
	3,405,091	2,979,880	2,442,204

Allowance for credit losses	(2,526)	(1,904)	(1,533)
Accrued interest	16,890	14,702	9,605

Total loans, net of allowance for credit losses	$3,419,455	$2,992,678	$2,450,276

The following table provides a summary of loan amounts, expected credit loss allowance amounts, and expected loss rates by lending asset category:

	As at April 30, 2023				As at October 31, 2022
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$2,527,006	$7,481	$4,430	$2,538,917	$2,215,388	$5,227	$279	$2,220,894
ECL allowance	627	-	-	627	545	-	-	545
EL %	0.02%	0.00%	0.00%	0.02%	0.02%	0.00%	0.00%	0.02%
Commercial real estate mortgages	$741,980	$50,937	$14,911	$807,828	$599,113	$111,256	$-	$710,369
ECL allowance	1,647	120	-	1,767	1,150	137	-	1,287
EL %	0.22%	0.24%	0.00%	0.22%	0.19%	0.12%	0.00%	0.18%
Commercial real estate loans	$11,996	$-	$-	$11,996	$13,165	$-	$-	$13,165
ECL allowance	59	-	-	59	54	-	-	54
EL %	0.49%	0.00%	0.00%	0.49%	0.41%	0.00%	0.00%	0.41%
Public sector and other financing	$46,178	$172	$-	$46,350	$35,273	$179	$-	$35,452
ECL allowance	70	3	-	73	17	1	-	18
EL %	0.15%	1.74%	0.00%	0.16%	0.05%	0.56%	0.00%	0.05%
Total loans	$3,327,160	$58,590	$19,341	$3,405,091	$2,862,939	$116,662	$279	$2,979,880
Total ECL allowance	2,403	123	-	2,526	1,766	138	-	1,904
Total EL %	0.07%	0.21%	0.00%	0.07%	0.06%	0.12%	0.00%	0.06%

The Bank’s maximum exposure to credit risk is the carrying value of its financial assets. The Bank holds security against the majority of its loans in the form of mortgage interests over property, other registered securities over assets, guarantees or cash reserves on loan and lease receivables included in the POS Financing portfolio (see note 8).

Allowance for credit losses

The Bank must maintain an allowance for expected credit losses (“ECL”) that is adequate, in management’s opinion, to absorb all credit related losses in the Bank’s lending and treasury portfolios. Under IFRS 9, the Bank’s ECL is estimated using the expected credit loss methodology and is comprised of expected credit losses recognized on both performing loans, and non-performing, or impaired loans even if no actual loss event has occurred.

Assessment of significant increase in credit risk (“SICR”)

At each reporting date, the Bank assesses whether or not there has been a SICR for loans since initial recognition by comparing, at the reporting date, the risk of default occurring over the remaining expected life against the risk of default at initial recognition.

SICR is a function of the loan’s internal risk rating assignment, internal watchlist status, loan review status and delinquency status which are updated as necessary in response to changes including, but not limited to, changes in macroeconomic and/or market conditions, changes in a borrower’s credit risk profile, and changes in the strength of the underlying security, including guarantor status, if a guarantor exists.

Quantitative models may not always be able to capture all reasonable and supportable information that may indicate a SICR. As a result, qualitative factors may be considered to supplement such a gap.

Examples include changes in adjudication criteria for a particular group of borrowers or asset categories or changes in portfolio composition as well as changes in Canadian and US macroeconomic trends attributable to changes in monetary policy, inflation, employment rates, consumer behaviour and geo-political risks.

Expected credit loss model - Estimation of expected credit losses

Expected credit losses are an estimate of a loan’s expected cash shortfalls discounted at the effective interest rate, where a cash shortfall is the difference between the contractual cash flows that are due to the Bank and the cash flows that the Bank actually expects to receive. The ECL calculation is a function of the credit risk parameters; probability of default, loss given default, and exposure at default associated with each loan, sensitized to future market and macroeconomic conditions through the incorporation of forward-looking information derived from multiple economic forecast scenarios, including baseline, upside, and downside scenarios.

The Bank’s ECL or impairment model develops contractual cashflow profiles for loans as a function of a number of underlying assumptions and a broad range of input variables. The expected cashflow schedules are subsequently derived from the contractual cashflow schedules, adjusted for incremental default amounts, forgone interest, and recovery amounts. The finalized contractual and expected cashflow schedules are subsequently discounted at the effective interest rate to determine the expected cash shortfall or expected credit losses for each individual loan or financial instrument.

The ECL model estimates 12 months of expected credit losses for performing loans that have not experienced a SICR since initial recognition and estimates lifetime expected credit losses on performing loans that have experienced a SICR since initial recognition. Further, individual allowances are estimated for loans that are determined to be credit impaired.

Loans or other financial instruments that have not experienced a SICR since initial recognition are designated as stage 1, while loans or financial instruments that have experienced a SICR since initial recognition are designated as stage 2, and loans or financial instruments that are determined to be credit impaired are designated as stage 3.

Individual allowances are estimated for loans or financial instruments that are determined to be credit impaired and that have been designated as stage 3. A loan or financial instrument is classified as credit impaired when the Bank becomes aware that, before taking into consideration collateral or credit enhancements, all of, or a portion of the contractual cashflows associated with the loan or financial instrument may be in jeopardy and as a result may not be realized by the Bank under the repayment schedule set out in the contractual terms associated with the loan or financial instrument. Loans or financial instruments for which interest or principal is contractually past due 90 days are automatically recognized as stage 3, however in estimating expected credit losses for stage 3 loans or financial instruments, management takes into consideration whether the loan or financial instrument is fully secured or is in the process of collection and that the collection efforts are reasonably expected to result in repayment of the loan or financial instrument.

Forward-looking Information

The Bank incorporates the impact of future economic conditions, or more specifically forward-looking information into the estimation of expected credit losses at the credit risk parameter level. This is accomplished via the credit risk parameter models and proxy datasets that the Bank utilizes to develop probability of default (“PD”), and loss given default (“LGD”), term structure forecasts for its loans. The Bank has sourced credit risk modeling systems and forecast macroeconomic scenario data from Moody’s Analytics, a third-party service provider for the purpose of computing forward-looking credit risk parameters under multiple macroeconomic scenarios that consider both market-wide and idiosyncratic factors and influences. These systems are used in conjunction with the Bank’s internally developed ECL models. Given that the Bank has experienced very limited historical loan losses and, therefore, does not have available statistically significant loss data inventory for use in developing internal, forward looking expected credit loss trends, the use of unbiased, third-party forward-looking credit risk parameter modeling systems is particularly important for the Bank in the context of the estimation of expected credit losses.

The Bank utilizes macroeconomic indicator data derived from multiple macroeconomic scenarios in order to mitigate volatility in the estimation of expected credit losses, as well as to satisfy the IFRS 9 requirement that future economic conditions are to be based on an unbiased, probability-weighted assessment of possible future outcomes. More specifically, the macroeconomic indicators set out in the macroeconomic scenarios are used as inputs for the credit risk parameter models utilized by the Bank to sensitize the individual PD and LGD term structure forecasts to the respective macroeconomic trajectory set out in each of the scenarios (see Expected Credit Loss Sensitivity below). Currently the Bank utilizes upside, downside and baseline forecast macroeconomic scenarios, and assigns discrete weights to each for use in the estimation of its reported ECL. The Bank has also applied expert credit judgement, where appropriate, to reflect, amongst other items, uncertainty in the Canadian and US macroeconomic environments.

The macroeconomic indicator data utilized by the Bank for the purpose of sensitizing PD and LGD term structure data to forward economic conditions include, but are not limited to: GDP, the national unemployment rate, long term interest rates, the consumer price index, the S&P/TSX Index and the price of oil. These specific macroeconomic indicators were selected in an attempt to ensure that the spectrum of fundamental macroeconomic influences on the key drivers of the credit risk profile of the Bank’s balance sheet, including: corporate, consumer and real estate market dynamics; corporate, consumer and SME borrower performance; geography; as well as collateral value volatility, are appropriately captured and incorporated into the Bank’s forward macroeconomic sensitivity analysis.

Key assumptions driving the base case macroeconomic forecast trends this quarter include: elevated inflation and interest rates strain household finances; rate-sensitive sectors such as housing are negatively impacted as sales and prices decline over the course of 2023 with the impact being felt throughout related industries of construction, finance and manufacturing; a small, technical recession, with rising unemployment, emerges around mid-2023 as investment contracts sharply and consumer spending remains mostly flat over the same timeline; the impact of the crisis in Ukraine on global commodity prices and trade continues to diminish; public health restrictions do not return even as new COVID-19 case counts occasionally spike through the winter; and supply-chain stress continues to ease as global vaccination rates improve and goods demand weakens.

Management developed ECL estimates using credit risk parameter term structure forecasts sensitized to individual baseline, upside and downside forecast macroeconomic scenarios, each weighted at 100%, and subsequently computed the variance of each to the Bank’s reported ECL as at April 30, 2023 in order to assess the alignment of the Bank’s reported ECL with the Bank’s credit risk profile, and further, to assess the scope, depth and ultimate effectiveness of the credit risk mitigation strategies that the Bank has applied to its lending portfolios.

Expected credit loss sensitivity:

The following table presents the sensitivity of the Bank’s estimated ECL to a range of individual macroeconomic scenarios, that in isolation may not reflect the Bank’s actual expected ECL exposure, as well as the variance of each to the Bank’s reported ECL as at April 30, 2023:

(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$2,526	$1,857		$2,428		$3,334
Variance from reported ECL		(669)		(98)		808
Variance from reported ECL (%)		(26%	)	(4%	)	32%

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended April 30, 2023:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$583	$-	$-	$583
Transfer in (out) to Stage 1	32	(32)	-	-
Transfer in (out) to Stage 2	(118)	118	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	130	(86)	-	44
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	44	-	-	44
Write-offs	-	-	-	-
Recoveies	-	-	-	-
Balance at end of period	$627	$-	$-	$627

Commercial real estate mortgages
Balance at beginning of period	$1,517	$74	$-	$1,591
Transfer in (out) to Stage 1	17	(17)	-	-
Transfer in (out) to Stage 2	(88)	88	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	159	(7)	(13)	139
Loan originations	63	-	-	63
Derecognitions and maturities	(21)	(5)	-	(26)
Provision for (recovery of) credit losses	130	46	-	176
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,647	$120	$-	$1,767

Commercial real estate loans
Balance at beginning of period	$57	$-	$-	$57
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	2	-	-	2
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	2	-	-	2
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$59	$-	$-	$59

Public sector and other financing
Balance at beginning of period	$55	$3	$-	$58
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(1)	-	-	(1)
Loan originations	16	-	-	16
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	15	-	-	15
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$70	$3	$-	$73

Total balance at end of period	$2,403	$123	$-	$2,526

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended April 30, 2022:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$370	$-	$-	$370
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(27)	27	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	62	(13)	-	49
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	49	-	-	49
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$419	$-	$-	$419

Commercial real estate mortgages
Balance at beginning of period	$949	$96	$-	$1,045
Transfer in (out) to Stage 1	8	(8)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(69)	13	-	(56)
Loan originations	80	-	-	80
Derecognitions and maturities	(20)	-	-	(20)
Provision for (recovery of) credit losses	(1)	5	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$948	$101	$-	$1,049

Commercial real estate loans
Balance at beginning of period	$36	$-	$-	$36
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	4	-	-	4
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	-	-	4
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$40	$-	$-	$40

Public sector and other financing
Balance at beginning of period	$4	$-	$-	$4
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	20	1	-	21
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	20	1	-	21
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$24	$1	$-	$25

Total balance at end of period	$1,431	$102	$-	$1,533

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the three months ended April 30, 2022:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	70	(70)	-	-
Transfer in (out) to Stage 2	(172)	172	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	184	(102)	-	82
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	82	-	-	82
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$627	$-	$-	$627

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	79	(79)	-	-
Transfer in (out) to Stage 2	(118)	118	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	422	(38)	(13)	371
Loan originations	149	-	-	149
Derecognitions and maturities	(35)	(5)	-	(40)
Provision for (recovery of) credit losses	497	(17)	-	480
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,647	$120	$-	$1,767

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	5	-	-	5
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	5	-	-	5
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$59	$-	$-	$59

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	10	2	-	12
Loan originations	43	-	-	43
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	53	2	-	55
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$70	$3	$-	$73

Total balance at end of period	$2,403	$123	$-	$2,526

The following table provides a reconciliation of the Bank’s ECL allowance by lending asset category for the six months ended April 30, 2022:

(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$275	$-	$-	$275
Transfer in (out) to Stage 1	52	(52)	-	-
Transfer in (out) to Stage 2	(85)	85	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	177	(33)	-	144
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	144	-	-	144
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$419	$-	$-	$419

Commercial real estate mortgages
Balance at beginning of period	$980	$134	$-	$1,114
Transfer in (out) to Stage 1	22	(22)	-	-
Transfer in (out) to Stage 2	(4)	4	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(97)	(11)	-	(108)
Loan originations	160	-	-	160
Derecognitions and maturities	(113)	(4)	-	(117)
Provision for (recovery of) credit losses	(32)	(33)	-	(65)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$948	$101	$-	$1,049

Commercial real estate loans
Balance at beginning of period	$45	$-	$-	$45
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(5)	-	-	(5)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(5)	-	-	(5)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$40	$-	$-	$40

Public sector and other financing
Balance at beginning of period	$16	$3	$-	$19
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	9	(2)	-	7
Loan originations	-	-	-	-
Derecognitions and maturities	(1)	-	-	(1)
Provision for (recovery of) credit losses	8	(2)	-	6
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$24	$1	$-	$25

Total balance at end of period	$1,431	$102	$-	$1,533